SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 29, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
6	SHAREHOLDERS' EQUITY

On August 13, 2012, we repurchased all 3,264 outstanding shares of our class C common stock, including all rights associated with such shares of class C common stock.  In conjunction with the repurchase, we paid $6,246 in cash equal to the amount of the minimum unpaid and undeclared dividend on the class C common stock through August 12, 2012.  We currently have two classes of common stock outstanding.

Class B shares are held by our current and former employees, our non-employee directors and Grant family shareholders.  These shares are entitled to ten votes per share, and are convertible to class A shares at the option of the holder after first offering to sell them to other eligible purchasers through the offer procedures set forth in our articles of incorporation.  Dividends on class B shares are equal to those declared on the class A shares.  Class A shares are publicly traded on the New York Stock Exchange under the symbol "JRN". In 2011, we retired 8,677 class B shares that we held in our treasury. These shares are now designated as authorized and unissued.  The excess of the cost of treasury stock over its par value was allocated between retained earnings and paid-in capital.

The changes in the number of shares of our common stock (excluding Treasury stock) during 2013, 2012 and 2011 are as follows (in thousands):

	Common Stock
	Class C	Class B	Class A
Balance at December 26, 2010	3,264	8,595	43,196
Conversion of class B shares to class A shares	-	(1,683)	1,683
Shares repurchased	-	-	(1,100)
Shares issued under equity incentive and employee stock purchase plans	-	302	-
Balance at December 25, 2011	3,264	7,214	43,779
Conversion of class B shares to class A shares	-	(682)	682
Shares repurchased	(3,264)		(710)
Shares issued under equity incentive and employee stock purchase plans	-	374	-
Balance at December 30, 2012	-	6,906	43,751
Conversion of class B shares to class A shares	-	(919)	919
Shares repurchased	-	-	-
Shares issued under equity incentive and employee stock purchase plans	-	147	-
Balance at December 29, 2013	-	6,134	44,670